Financial Instruments - Disclosure of detailed information about financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Recurring Measurements
Investments	$ 16,115	$ 2,243
Warrant liability	(7,684)
Total	8,431	2,243
Level 1
Recurring Measurements
Investments	6,839	159
Warrant liability	0
Total	6,839	159
Level 2
Recurring Measurements
Investments	9,276	2,084
Warrant liability	(7,684)
Total	1,592	2,084
Level 3
Recurring Measurements
Investments	0	0
Warrant liability	0
Total	$ 0	$ 0